Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Earnings Per Share
The calculation of basic earnings per share is based on:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Profit attributable to ordinary equity holders of the parent	888,809	695,266	604,914	85,378

Weighted average number of ordinary shares	40,764,569	40,858,290	40,858,290	40,858,290

Diluted earnings per share
The weighted average number of ordinary shares adjusted for the effect of unissued ordinary shares under the Share Option Scheme is determined as follows:

	31.12.2017	31.12.2018	31.12.2019
Weighted average number of shares issued, used in the calculation of basic earnings per share	40,764,569	40,858,290	40,858,290
Diluted effect of share options	—	—	—

Weighted average number of ordinary shares adjusted for effect of dilution	40,764,569	40,858,290	40,858,290